Schedule of property and equipment (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 152,363	$ 207,260	$ 185,376
Less: accumulated depreciation	(109,678)	(149,195)	(107,010)
Net book value	42,685	58,065	78,366
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,080	17,793	17,793
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	42,102	57,272	36,038
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	70,645	96,098	96,098
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,536	$ 36,097	$ 35,447